Document and Entity Information	Jul. 14, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001579214
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Jul. 14, 2026
Entity Registrant Name	EMERALD HOLDING, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-38076
Entity Tax Identification Number	42-1775077
Entity Address, Address Line One	100 Broadway
Entity Address, Address Line Two	14th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10005
City Area Code	(949)
Local Phone Number	226-5700
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	EEX
Security Exchange Name	NYSE
Entity Emerging Growth Company	false